STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 27, 2024	Oct. 02, 2023	Sep. 29, 2023	May 05, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					100,000,000	100,000,000		100,000,000	100,000,000
Preferred stock, par value					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized					10,000,000	10,000,000		10,000,000	10,000,000
Common stock issued for settlement of debts, shares									179,144
Common stock issued for settlement of debts									$ 179,144
Common stock issued for cash, shares								16,667	266,667
Common stock issued for cash								$ 25,000	$ 400,000
Common stock issued for compensation management, shares							25,000		160,000
Common stock issued for compensation management							$ 37,500		$ 240,000
Common stock issued for compensation services, shares								25,000	145,856
Common stock issued for compensation services					$ 2,280,000			$ 58,250	$ 218,784
Common stock issued for compensation management, shares								25,000
Common stock issued for compensation management								$ 37,500
Common stock, shares outstanding					94,579,434	94,579,434		88,579,434	88,512,767
Preferred stock, shares issued					0	0		0	0
Preferred stock, shares outstanding					0	0		0	0
Subscription Arrangements [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 1.50
Common stock issued for cash, shares				40,000
Common stock issued for cash				$ 60,000
Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for compensation services, shares		70,000	88,572,767
Common stock issued for compensation services		$ 5,000
Common stock, shares issued	6,000,000					6,000,000
Common stock, market value						2,280,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion											1,000,000
Preferred stock, shares issued					0	0		0
Preferred stock, shares outstanding					0	0		0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion					1,000,000	1,000,000		1,000,000
Share price					$ 20	$ 20		$ 20
Preferred stock, shares issued					0	0		0
Preferred stock, shares outstanding					0	0		0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value										$ 0.001
Preferred shares issued upon conversion										1,000,000
Preferred stock, shares issued					0	0		0
Preferred stock, shares outstanding					0	0		0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					110,000,000	110,000,000		110,000,000
Common stock issued for settlement of debts, shares									179,144
Common stock issued for settlement of debts									$ 179
Common stock issued for cash, shares								16,667	266,667
Common stock issued for cash								$ 17	$ 267
Common stock issued for compensation services, shares					6,000,000			25,000	145,856
Common stock issued for compensation services					$ 6,000			$ 25	$ 146